Income Taxes - Tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Allowance for loan losses	$ 1,241,702	$ 1,214,733
Deferred compensation	1,610,547	1,492,971
State net operating loss carryforward	186,497	196,811
Unrealized losses on available-for-sale securities	714,497
Other	840	4,555
Deferred tax assets, gross, total	3,754,083	2,909,070
Deferred tax liabilities
Unrealized gains on available-for-sale securities		(1,492,185)
Depreciation	(536,706)	(452,711)
Federal Home Loan Bank stock dividends	(152,224)	(152,224)
Prepaid expenses	(90,794)	(79,834)
Mortgage servicing rights	(271,249)	(267,568)
Deferred tax liabilities, gross, noncurrent	(1,050,973)	(2,444,522)
Net deferred tax asset	$ 2,703,110	$ 464,548